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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2000

               (Please read instructions before preparing form.)

If amended report check here:      |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue                         New York          NY           10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

DAVID KATZ                        212-486-2005                        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


-------------------------------ATTENTION----------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State of NY on the 12th day of May, 2000.

                                               MATRIX ASSET ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                 /s/ Craig A Skolnick
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                           FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104     6483   112500 SH       SOLE                    11100            101400
AES Corporation                COM              00130h105      226     4944 SH       SOLE                                       4944
AT&T                           COM              001957109      343    10857 SH       SOLE                                      10857
AT&T Corp. - Liberty Media - A COM              001957208      527    21726 SH       SOLE                                      21726
Abbott Laboratories            COM              002824100     8087   181483 SH       SOLE                    20000            161483
Adaptec Inc.                   COM              00651F108     3963   174185 SH       SOLE                    16400            157785
Aetna Inc.                     COM              008117103     5853    91184 SH       SOLE                     9800             81384
Albertson's, Inc.              COM              013104104     5670   170525 SH       SOLE                    21100            149425
Alcatel SA                     COM              013904305     9855   148195 SH       SOLE                    14950            133245
America Online                 COM              02364J104      234     4450 SH       SOLE                                       4450
American Express Co.           COM              025816109     2879    55239 SH       SOLE                      900             54339
American Greetings - A         COM              026375105     1061    55850 SH       SOLE                     9600             46250
American Home Products, Inc.   COM              026609107     7358   125236 SH       SOLE                    10100            115136
American International Group I COM              026874107      345     2937 SH       SOLE                                       2937
Ametek, Inc.                   COM              031100100      210    12000 SH       SOLE                                      12000
Analog Devices                 COM              032654105      200     2632 SH       SOLE                                       2632
Arrow Electronics              COM              042735100     5428   175100 SH       SOLE                    16400            158700
BP Amoco PLC - ADR             COM              055622104      630    11136 SH       SOLE                                      11136
Bank of America Corp.          COM              060505104     5172   120290 SH       SOLE                    16550            103740
Bausch & Lomb                  COM              071707103    10939   141381 SH       SOLE                    15200            126181
Beckman Coulter, Inc.          COM              075816108     1709    29284 SH       SOLE                     1550             27734
Bell Atlantic Corp.            COM              077853109     3645    71742 SH       SOLE                     7750             63992
Bellsouth Corp.                COM              079860102      249     5843 SH       SOLE                                       5843
Belvedere Resources, Ltd.      COM              080903107        7    10000 SH       SOLE                                      10000
Biomet                         COM              090613100      269     7000 SH       SOLE                                       7000
Bristol-Myers                  COM              110122108     3253    55847 SH       SOLE                     6050             49797
CenturyTel Inc.                COM              156700106     2664    92660 SH       SOLE                    12300             80360
Chubb Corp.                    COM              171232101      370     6014 SH       SOLE                                       6014
Cisco Systems Inc              COM              17275R102      933    14680 SH       SOLE                                      14680
Citigroup                      COM              172967101      758    12575 SH       SOLE                                      12575
Coca Cola                      COM              191216100     1643    28604 SH       SOLE                                      28604
Colgate Palmolive Co           COM              194162103      287     4800 SH       SOLE                                       4800
Comerica Bank                  COM              200340107     4580   102061 SH       SOLE                    12500             89561
Compaq Computer                COM              204493100     7498   293328 SH       SOLE                    35000            258328
Computer Associates            COM              204912109     9649   188500 SH       SOLE                    16910            171590
Dow Chemical                   COM              260543103      319    10578 SH       SOLE                                      10578
E-Kong Group Ltd.              COM              G2952Q109       45   250000 SH       SOLE                                     250000
Eastman Kodak, Co.             COM              277461109     6799   114262 SH       SOLE                    11200            103062
Electronic Data Systems        COM              285661104     8410   203886 SH       SOLE                    22300            181586
Equifax Inc.                   COM              294429105     7246   276035 SH       SOLE                    29500            246535
Exxon Mobil Corporation        COM              30231g102     1794    22856 SH       SOLE                                      22856
Federal Natl. Mortgage Assn.   COM              313586109      456     8743 SH       SOLE                      800              7943
First Data Corp.               COM              319963104     9306   187520 SH       SOLE                    19400            168120
Freddie Mac                    COM              313400301     1552    38325 SH       SOLE                     6550             31775
GTE Corp.                      COM              362320103      824    13232 SH       SOLE                                      13232
Gartner Group Inc. - B         COM              366651206     7234   732550 SH       SOLE                    82800            649750
General Electric Co.           COM              369604103     3901    73595 SH       SOLE                                      73595
Global Crossing Ltd.           COM              G3921A100     4496   170875 SH       SOLE                    16245            154630
H.J. Heinz Company             COM              423074103     1599    36555 SH       SOLE                     8050             28505
Hon Industries                 COM              438092108     1975    84030 SH       SOLE                    16100             67930
Intel Corporation              COM              458140100      986     7378 SH       SOLE                                       7378
International Business Machine COM              459200101      581     5302 SH       SOLE                                       5302
J P Morgan Co.                 COM              616880100      251     2276 SH       SOLE                                       2276
Johnson & Johnson              COM              478160104     3759    36899 SH       SOLE                     4350             32549
Keyspan Corp.                  COM              49337W100      209     6794 SH       SOLE                                       6794
MBIA Inc.                      COM              55262C100      528    10955 SH       SOLE                     2000              8955
Mandalay Resort Group          COM              562567107     1720    85975 SH       SOLE                     7850             78125
Manpower Inc.                  COM              56418H100     7852   245368 SH       SOLE                    25700            219668
Mattel Inc.                    COM              577081102     5425   411341 SH       SOLE                    26450            384891
Maxcor Financial Group         COM              57772G100       31    20000 SH       SOLE                                      20000
Merck & Co., Inc.              COM              589331107     3849    50226 SH       SOLE                                      50226
Microsoft Corporation          COM              594918104      656     8194 SH       SOLE                                       8194
Motorola Inc                   COM              620076109     7155   246180 SH       SOLE                    27500            218680
Mylan Laboratories, Inc.       COM              628530107     9187   503410 SH       SOLE                    54200            449210
Novellus Systems               COM              670008101     8277   146340 SH       SOLE                    13100            133240
Office Depot Inc.              COM              676220106     3536   565800 SH       SOLE                    48200            517600
Orthodontix Inc.               COM              68750q101        6    38000 SH       SOLE                                      38000
Patterson Energy               COM              703414102      228     8000 SH       SOLE                                       8000
Pelican Financial Inc.         COM              705808103       47    15000 SH       SOLE                                      15000
Pfizer, Inc.                   COM              717081103      447     9318 SH       SOLE                                       9318
Pharmacia Corporation          COM              71713u102     6914   133772 SH       SOLE                    13744            120028
Pricesmart                     COM              741511109      306     8050 SH       SOLE                                       8050
SBC Communications Corp.       COM              78387G103      249     5762 SH       SOLE                                       5762
Schering Plough                COM              806605101      247     4888 SH       SOLE                                       4888
Sensormatic Electronics        COM              817265101     9218   582930 SH       SOLE                    40100            542830
Shaw Industries                COM              820286102     3999   319937 SH       SOLE                    32000            287937
Sky Financial Group Inc.       COM              83080p103      265    16615 SH       SOLE                                      16615
St. Jude Medical Inc.          COM              790849103    12110   263975 SH       SOLE                    30500            233475
Sun Microsystems Inc.          COM              866810104      715     7860 SH       SOLE                                       7860
Tasty Baking Co.               COM              876553306      140    10935 SH       SOLE                                      10935
Texas Instruments              COM              882508104      261     3800 SH       SOLE                                       3800
Tupperware Corp.               COM              899896104     3662   166435 SH       SOLE                    20200            146235
Tyco International LTD.        COM              902124106      910    19200 SH       SOLE                                      19200
Vishay Intertechnology         COM              928298108    12732   335602 SH       SOLE                    30450            305152
Wachovia Corp.                 COM              929771103      572    10545 SH       SOLE                                      10545
Wilmington Trust               COM              971807102     1341    31375 SH       SOLE                     1800             29575
WorldCom Inc.                  COM              98157d106      236     5134 SH       SOLE                                       5134